INCOME TAXES - Summary of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. earnings	$ 177	$ 186	$ 40
Foreign earnings	153	46	53
Total earnings	$ 330	$ 232	$ 93